TRADING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Trading assets and liabilities [abstract]
TRADING ASSETS AND LIABILITIES

NOTE 8 – TRADING ASSETS AND LIABILITIES

Balances of trading asset and liabilities comprise the following as of December 31, 2023 and 2022:

		December 31,		December 31,
	Note	2023		2022
Trading assets
Debt securities	8.1	Ps.	7,113,380	Ps.	3,760,887
Equity securities	8.2		6,260,174		6,039,115
Derivative assets	8.3		2,077,567		2,041,405
		Ps.	15,451,121	Ps.	11,841,407

Trading liabilities
Derivative liabilities	8.3		2,154,361		1,757,606
		Ps.	2,154,361	Ps.	1,757,606
Total trading assets and liabilities net		Ps.	13,296,760	Ps.	10,083,801

8.1         Trading investments in debt securities

The following is the balance at December 31, 2023 and 2022.

	December 31,		December 31,
	2023		2022
Securities issued or secured by the Colombian Government	Ps.	5,794,832	Ps.	2,821,401
Securities issued or secured by other Colombian Government entities		155,737		194,150
Securities issued or secured by foreign Governments		32,079		57,600
Securities issued or secured by other financial entities		1,084,461		651,807
Securities issued or secured by non-financial sector entities		6,406		11,349
Others		39,865		24,580
Total trading debt securities	Ps.	7,113,380	Ps.	3,760,887

8.2          Trading investments in equity securities

The following is the balance at December 31, 2023 and 2022.	December 31,		December 31,
	2023		2022
In Colombian Pesos
Corporate stock	Ps.	8,949	Ps.	4,040
Investment funds (1)		4,079,070		3,855,604
Pension and severance funds (2)		2,084,955		2,072,765
	Ps.	6,172,974	Ps.	5,932,409

In foreign currency
Corporate stock	Ps.	4,100	Ps.	5,490
Investment funds		83,100		101,216
	Ps.	87,200	Ps.	106,706
Total equity securities	Ps.	6,260,174	Ps.	6,039,115

(1)   Includes investments in the private real estate fund Nexus as of December 31, 2023 of Ps. 2,567,099 and as of December 31, 2022 of Ps. 1,602,297.

(2)  Pursuant to Colombian rules, Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

8.3          Trading derivatives assets and liabilities

Trading derivative assets and liabilities comprise the following as of December 31, 2023 and 2022.

	December 31, 2023				December 31, 2022
	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	2,805	Ps.	1,543,886	Ps.	928,797	Ps.	261,614
Foreign currency to sell		1,664,047		2,691		298,863		624,319
Debt securities to buy		18,895		589		104		996
Debt securities to sell		363		128,757		4,314		4,252
Subtotal	Ps.	1,686,110	Ps.	1,675,923	Ps.	1,232,078	Ps.	891,181
Swap
Cross currency		20,195		60,845		157,747		112,600
Interest rate		308,368		329,754		524,528		608,288
Subtotal	Ps.	328,563	Ps.	390,599	Ps.	682,275	Ps.	720,888
Futures contracts
Interest rate to sell		—		3,752		—		2,107
Subtotal	Ps.	—	Ps.	3,752	Ps.	—	Ps.	2,107
Options contracts
Foreign currency to buy		62,894		—		108,334		127,692
Foreign currency to sell		—		84,087		18,718		15,738
Subtotal		62,894		84,087		127,052		143,430
Total derivative assets and liabilities trading	Ps.	2,077,567	Ps.	2,154,361	Ps.	2,041,405	Ps.	1,757,606

Derivative instruments contracted by Grupo Aval or its subsidiaries are generally traded in either domestic financial markets or in over-the-counter international markets. Derivative instruments have a net favorable position (asset) or a net unfavorable position (liability) as a result of fluctuations in exchange rates, in interest rates or other variables relating to market conditions. As a result, the aggregate amount of fair values of the assets and liabilities in derivative instruments may vary significantly from time to time.